Inventories, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Inventories, Net [Abstract]
Write-down of inventories			$ 21	$ 268